TAXES (Tables)	12 Months Ended
Mar. 31, 2024
TAXES
Summary of components of the income tax provision

	For the Years Ended
	March 31,
	2024	2023	2022
Current tax provision
Cayman Islands	$—	$—	$—
Hong Kong	—	—	—
China	127,332	73,339	180,242
	127,332	73,339	180,242
Deferred tax provision (benefit)
Cayman Islands		—	—
Hong Kong		—	—
China	(2,530)	34,490	(16,655)
	(2,530)	34,490	(16,655)
Income tax provision	$124,802	$107,829	$163,587

Schedule of reconciliation of statutory rates to effective tax rate

	For the Years Ended
	March 31,
	2024	2023	2022
China Statutory income tax rate	25.0%	25.0%	25.0%
Non-taxable items	0.2%	0.4%	1.8%
Additional deduction of qualified R&D expenditures	—	—	(7.5)%
Effect of tax holiday and preferential tax rate	(20.0)%	(29.3)%	(20.1)%
Effect of change in tax rate	(2.8)%	—	—
Change in valuation allowance	10.7%	13.5%	6.1%
Others	(0.2)%	(1.8)%	—
Effective tax rate	12.9%	7.8%	5.3%

Schedule of tax effects of temporary differences that give rise to significant portions of the deferred taxes

	March 31,	March 31,
Deferred tax assets	2024	2023
Allowance for credit loss	$78,810	$95,169
Reserve for inventory	4,580	1,775
Operating lease liabilities	43,346	46,784
Net operating loss carried forward	383,524	331,241
Total deferred tax assets	510,260	474,969
Valuation allowance	(445,403)	(359,904)
Deferred tax assets, net of valuation allowance	$64,857	$115,065
Net off deferred tax liabilities	(17,272)	(62,877)
Deferred tax assets, net	$47,585	$52,188

	March 31,	March 31,
Deferred tax liabilities	2024	2023
Finance lease	$—	$28,692
Right-of-use assets	17,350	39,359
Deferred tax liabilities	17,350	68,051
Net off deferred tax assets	(17,272)	(62,877)
Deferred tax liabilities, net	$78	$5,174

Summary of the movement of the valuation allowance

	March 31,	March 31,
Valuation allowance	2024	2023
Beginning balance	$359,904	$188,994
Current year addition	104,207	185,808
Exchange difference	(18,708)	(14,898)
Ending balance	$445,403	$359,904

Schedule of taxes payable

	March 31,	March 31,
	2024	2023
Income tax payable	$126,041	$123,437
Value added tax payable	133,694	151,183
Other taxes payable	8,975	9,012
Total taxes payable	$268,710	$283,632